Other liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Provision for losses on merchant accounts	$ 2,693	$ 6,265	$ 6,694
Contingent consideration	0	3,004
LPP put option liability	0	531
Other	1,531	3,426
Total other current liabilities	$ 4,224	$ 13,226